Employee costs and share plans for employees, AstraZeneca Investment Plan (Details) - AstraZeneca Investment Plan	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2018
Share plans
Period of wait time until awards granted vest	8 years
Percentage of awards vest after fifth anniversary from grant date		50.00%
Maximum
Share plans
Period of performance conditions	4 years